Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Leasehold	Plant and	Office	Motor	Electronic
	improvements	machinery	equipment	vehicles	equipment	Total
	$’000	$’000	$’000	$’000	$’000	$’000
At January 1, 2024, net of accumulated depreciation	1,077	1,261	13	232	63	2,646
Additions	—	51	—	58	61	170
Depreciation provided during the year	(669)	(220)	(7)	(55)	(31)	(982)
Disposals	—	(13)	—	(44)	2	(55)
Exchange differences	(9)	(16)	9	(3)	(17)	(36)
At December 31, 2024, net of accumulated depreciation	399	1,063	15	188	78	1,743
As of December 31, 2024
Cost	2,241	2,450	139	293	257	5,380
Accumulated depreciation	(1,842)	(1,387)	(124)	(105)	(179)	(3,637)
Net carrying amount	399	1,063	15	188	78	1,743
	Leasehold	Plant and	Office	Motor	Electronic
	improvements	machinery	equipment	vehicles	equipment	Total
	$’000	$’000	$’000	$’000	$’000	$’000
At January 1, 2025, net of accumulated depreciation	399	1,063	15	188	78	1,743
Additions	174	9	-	-	4	187
Depreciation provided during the year	(425)	(210)	(4)	(56)	(46)	(741)
Disposals	-	-	-	-	-	-
Exchange differences	4	20	(10)	4	12	30
At December 31, 2025, net of accumulated depreciation	152	882	1	136	48	1,219
As of December 31, 2025
Cost	2,466	2,512	132	300	262	5,672
Accumulated depreciation	(2,314)	(1,630)	(131)	(164)	(214)	(4,453)
Net carrying amount	152	882	1	136	48	1,219